OTHER LONG TERM LIABILITIES - Additional information (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Contingent consideration	$ 6	$ 1,377
Clearit Customs Services, Inc
Disclosure of detailed information about business combination [line items]
Contingent consideration liabilities	1,768
Contingent consideration	6
Clearit Customs Services, Inc | Milestones over period 2024
Disclosure of detailed information about business combination [line items]
Contingent consideration liabilities	1,000
Clearit Customs Services, Inc | Maximum
Disclosure of detailed information about business combination [line items]
Group pay of the contingent consideration	$ 3,500